Marsico Focused Growth Portfolio (Prospectus Summary) | Marsico Focused Growth Portfolio
MARSICO FOCUSED GROWTH PORTFOLIO
Investment Goal
The Portfolio's investment goal is long-term growth of capital.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts"), as defined herein, in which the
Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Marsico Focused Growth Portfolio	Class 1	Class 2	Class 3
Management Fees	0.85%	0.85%	0.85%
Service (12b-1) Fees	none	0.15%	0.25%
Other Expenses	0.11%	0.11%	0.11%
Total Annual Portfolio Operating Expenses	0.96%	1.11%	1.21%

Expense Example
This Example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example Marsico Focused Growth Portfolio (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class 1	98	306	531	1,178
Class 2	113	353	612	1,352
Class 3	123	384	665	1,466

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 88% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio
The Portfolio attempts to achieve its goal by investing, under normal market conditions, at least 65% of its assets in equity securities of companies selected for their long-term growth potential. The Portfolio is non-diversified and, thus, will generally hold a core position of 20 to 30 common stocks. The
Portfolio invests primarily in common stocks of large-cap companies. The
Portfolio may invest up to 25% of its assets in foreign securities which may include emerging market securities.

In selecting investments for the Portfolio, the subadviser uses an approach that combines "top-down" macro-economic analysis with "bottom-up" security selection.
The "top-down" approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, monetary policy, demographics, the regulatory environment, and the global competitive landscape. Through this
"top-down" analysis, the subadviser seeks to identify sectors, industries and companies that may benefit from the overall trends the subadviser has observed.

The subadviser then looks for individual companies or securities that are expected to offer earnings growth potential that may not be recognized by the market at large.

In determining whether a particular company or security may be a suitable investment, the subadviser may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; current income; and other indications that a company or security may be an attractive investment prospect. This process is called "bottom-up" security selection.

As part of this fundamental, "bottom-up" research, the subadviser may visit with various levels of a company's management and conduct other research to gain thorough knowledge of the company. The subadviser also may prepare detailed earnings and cash flow models of companies. These models may assist the subadviser in projecting potential earnings growth, current income and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

The core investments of the Portfolio (i.e., the primary investments held by the
Portfolio over time) generally may include established companies and securities that are expected to offer long-term growth potential. However, the Portfolio's portfolio also may typically include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing significant positive developments, such as  the introduction  of a new product line, the appointment of a new management team, or an acquisition.

The subadviser may reduce or sell the Portfolio's investments in a portfolio security if, in the opinion of the subadviser, a security's fundamentals change substantially, its price appreciation leads to substantial overvaluation in relation to the subadviser's estimates of future earnings and cash flow growth, or for other reasons.
Principal Risks of Investing in the Portfolio
There can be no assurance that the Portfolio's investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.

Market Risk. The Portfolio's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the sub-adviser's assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Portfolio's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable portfolios.

Growth Stock Risk. Growth stocks are historically volatile, which will affect the Portfolio.

Large-Cap Companies Risk. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio's value may not rise as much as the value of portfolios that emphasize smaller companies.

Securities Selection Risk. A strategy used by the Portfolio, or individual securities selected by the portfolio managers, may fail to produce the intended return.

Foreign Investment Risk. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities.

Emerging Markets Risk. The risks associated with investment in foreign securities are heightened when issuers of these securities are in developing or "emerging market" countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than developed countries. As a result, these markets are generally more volatile than the markets of developed countries.

Non-Diversification Risk. The Portfolio is organized as a "non-diversified"
fund. A non-diversified fund may invest a larger portion of assets in the securities of a single company than a diversified fund. By concentrating in a smaller number of issuers, the Portfolio's risk is increased because the effect of each security on the Portfolio's performance is greater.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year and comparing the Portfolio's average annual returns to those of the Russell 1000® Growth Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
(Class 1 Shares)

During the 10 year period shown in the bar chart, the highest return for a quarter was 15.41% (quarter ended June 30, 2009) and the lowest return for a quarter was -23.54% (quarter ended December 31, 2008). The year to date calendar return as of March 31, 2012 was 16.09%.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns Marsico Focused Growth Portfolio	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class 1	Class 1 Shares	(1.41%)	0.34%	4.63%
Class 2	Class 2 Shares	(1.56%)	0.20%	4.48%
Class 3	Class 3 Shares	(1.77%)	0.08%		5.67%	Sep. 30, 2002
Russell 1000® Growth Index	Russell 1000® Growth Index	2.64%	2.50%	2.60%	7.30%	Sep. 30, 2002